Other Assets - Summary of Other Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	¥ 10,988
Ending balance	11,156	¥ 10,988
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	9,599
Ending balance	9,211	9,599
Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	1,389
Ending balance	1,945	1,389
Carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	29,744	27,297
Additions	751	44
Transfer from CIP	4,098	3,790
Disposals	(2,232)	(1,387)
Ending balance	32,361	29,744
Carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	27,158	25,221
Additions	170	42
Transfer from CIP	3,693	3,222
Disposals	(2,065)	(1,327)
Ending balance	28,956	27,158
Carrying amount [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	2,586	2,076
Additions	581	2
Transfer from CIP	405	568
Disposals	(167)	(60)
Ending balance	3,405	2,586
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(18,756)	(16,177)
Amortization charge for the year	(4,633)	(3,947)
Disposals	2,184	1,368
Ending balance	(21,205)	(18,756)
Accumulated depreciation, amortization and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(17,559)	(15,225)
Amortization charge for the year	(4,220)	(3,657)
Disposals	2,034	1,323
Ending balance	(19,745)	(17,559)
Accumulated depreciation, amortization and impairment [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(1,197)	(952)
Amortization charge for the year	(413)	(290)
Disposals	150	45
Ending balance	¥ (1,460)	¥ (1,197)